Performance Management - DF Tactical 30 ETF	Jul. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be sent to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.donoghueforlinesetfs.com or by calling 1-800-642-4276.

Performance One Year or Less [Text]	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund.
Performance Availability Website Address [Text]	www.donoghueforlinesetfs.com
Performance Availability Phone [Text]	1-800-642-4276